Debt and Equity Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost and Fair Value Debt Securities [Abstract]
Collateralized mortgage obligations	$ 12,254,000	$ 5,617,000
Collateralized mortgage obligations, fair value	12,305,000	5,674,000
Securities pledged to secure public deposits	187,059,000	156,443,000
Market value of securities pledged to secure public deposits	186,091,000	151,345,000
Securities in obligations of political subdivisions	21,823,000	18,391,000
Market value of securities in obligations of political subdivisions	22,162,000	18,545,000
Securities adjust prior to maturity	11,950,000	12,000
Market value of securities that have rates that adjust prior to maturity	$ 11,943,000	$ 12,000